Form N-CSR Cover	6 Months Ended
Sep. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025